Goodwill and Intangible Assets - Summary of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 37,048
Ending balance	33,088	$ 37,048
Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	57,101	57,990	$ 56,277
Exchange differences	(2,975)	(889)	1,713
Ending balance	54,126	57,101	57,990
Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	20,053	17,267	14,744
Charge for the period	1,023	2,827	2,387
Exchange differences	(38)	(41)	136
Ending balance	21,038	20,053	17,267
Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	37,048	40,723
Ending balance	33,088	37,048	40,723
Goodwill | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	15,606	15,991	15,391
Exchange differences	(998)	(385)	600
Ending balance	14,608	15,606	15,991
Goodwill | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	15,606	15,991
Ending balance	14,608	15,606	15,991
Patents | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	18,493	18,671	18,122
Exchange differences	(1,410)	(178)	549
Ending balance	17,083	18,493	18,671
Patents | Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,469	3,595	2,710
Charge for the period	414	890	831
Exchange differences	(19)	(16)	54
Ending balance	4,864	4,469	3,595
Patents | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	14,024	15,076
Ending balance	12,219	14,024	15,076
Customer Intangibles | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	8,861	9,139	8,731
Exchange differences	(200)	(278)	408
Ending balance	8,661	8,861	9,139
Customer Intangibles | Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	6,343	5,047	4,034
Charge for the period	308	1,317	951
Exchange differences	(12)	(21)	62
Ending balance	6,639	6,343	5,047
Customer Intangibles | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,518	4,092
Ending balance	2,022	2,518	4,092
Supplier Relationships | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,856	2,856	2,856
Ending balance	2,856	2,856	2,856
Supplier Relationships | Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,615	1,329	1,043
Charge for the period	144	286	286
Ending balance	1,759	1,615	1,329
Supplier Relationships | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,241	1,527
Ending balance	1,097	1,241	1,527
Technology and Software | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	11,285	11,333	11,177
Exchange differences	(367)	(48)	156
Ending balance	10,918	11,285	11,333
Technology and Software | Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	7,626	7,296	6,957
Charge for the period	157	334	319
Exchange differences	(7)	(4)	20
Ending balance	7,776	7,626	7,296
Technology and Software | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	3,659	4,037
Ending balance	$ 3,142	$ 3,659	$ 4,037